POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS	POST-EMPLOYMENT BENEFITS
ACCOUNTING POLICY
Post-employment benefits - defined benefit pension plans
We offer contributory and non-contributory defined benefit pension plans that provide employees with a lifetime monthly pension on retirement.

We separately calculate our net obligation for each defined benefit pension plan by estimating the amount of future benefits employees have earned in return for their service in the current and prior years and discounting those benefits to determine their present value.

We accrue our pension plan obligations as employees provide the services necessary to earn the pension. We use a discount rate based on market yields on high-quality corporate bonds at the measurement date to calculate the accrued pension benefit obligation. Remeasurements of the accrued pension benefit obligation are determined at the end of the year and include actuarial gains and losses, returns on plan assets in excess of interest income, and any change in the effect of the asset ceiling. These are recognized in other comprehensive income and retained earnings.

The cost of pensions is actuarially determined and takes into account the following assumptions and methods for pension accounting related to our defined benefit pension plans:
•expected rates of salary increases for calculating increases in future benefits;
•mortality rates for calculating the life expectancy of plan members; and
•past service costs from plan amendments are immediately expensed in net income.

We recognize our net pension expense for our defined benefit pension plans and contributions to defined contribution plans as an employee benefit expense in "operating costs" on the Consolidated Statements of Income in the periods the employees provide the related services.

Post-employment benefits - defined contribution pension plan
In 2016, we closed the defined benefit pension plans to new members and introduced a defined contribution pension plan. This change did not impact current defined benefit members at the time; any employee enrolled in any of the defined benefit pension plans at that date continues to earn pension benefits and credited service in their respective plan.

We recognize a pension expense in relation to our contributions to the defined contribution pension plan when the employee provides service to the Company.

Termination benefits
We recognize termination benefits as an expense when we are committed to a formal detailed plan to terminate employment before the normal retirement date and it is not realistic that we will withdraw it.

ESTIMATES
Detailed below are the significant assumptions used in the actuarial calculations used to determine the amount of the defined benefit pension obligation and related expense.

Significant estimates are involved in determining pension-related balances. Actuarial estimates are based on projections of employees' compensation levels at the time of retirement. Retirement benefits are primarily based on career average earnings, subject to certain adjustments. The most recent actuarial funding valuations were completed as at January 1, 2025.
Principal actuarial assumptions

	2025	2024
Weighted average of significant assumptions:

Defined benefit obligation
Discount rate	5.1%	4.8%
Rate of compensation increase	2.0% to 7.5%, based on employee age	2.0% to 7.5%, based on employee age
Mortality rate	95% of CPM2014Priv with Scale CPM-B	95% of CPM2014Priv with Scale CPM-B
Pension expense
Discount rate	4.8%	4.6%
Rate of compensation increase	2.0% to 7.5%, based on employee age	2.0% to 7.5%, based on employee age
Mortality rate	95% of CPM2014Priv with Scale CPM-B	95% of CPM2014Priv with Scale CPM-B

Sensitivity of key assumptions
In the sensitivity analysis shown below, we determine the defined benefit obligation for our funded plans using the same method used to calculate the defined benefit obligation we recognize on the Consolidated Statements of Financial Position. We calculate sensitivity by changing one assumption while holding the others constant. This leads to limitations in the analysis as the actual change in defined benefit obligation will likely be different from that shown in the table, since it is likely that more than one assumption will change at a time, and that some assumptions are correlated.

	Increase (decrease) in accrued benefit obligation
(In millions of dollars)	2025	2024

Discount rate
Impact of 0.5% increase	(168)	(174)
Impact of 0.5% decrease	189	197

Rate of future compensation increase
Impact of 0.25% increase	10	12
Impact of 0.25% decrease	(10)	(12)

Mortality rate
Impact of 1 year increase	36	36
Impact of 1 year decrease	(39)	(40)

POST-EMPLOYMENT BENEFITS STRATEGY AND POLICY
We sponsor a number of contributory and non-contributory pension arrangements for employees, including defined benefit and defined contributions plans. We do not provide any non-pension post-retirement benefits. We also provide unfunded supplemental pension benefits to certain executives.

The Rogers Defined Benefit Pension Plan provides a defined pension based on years of service and earnings, with no increases in retirement for inflation. The plan was closed to new members in 2016. Participation in the plan was voluntary and enrolled employees are required to make regular contributions into the plan. An unfunded supplemental pension plan is provided to certain senior executives to provide benefits in excess of amounts that can be provided from the defined benefit pension plan under the Income Tax Act (Canada)'s maximum pension limits.

We also sponsor smaller defined benefit pension plans in addition to the Rogers Defined Benefit Pension Plan. The Pension Plan for Employees of Rogers Communications Inc. and the Rogers Pension Plan for Selkirk Employees are closed legacy defined benefit pension plans. The Pension Plan for Certain Federally Regulated Employees of Rogers Cable Communications Inc. is similar to the main pension plan but only federally regulated employees from the Cable business were eligible to participate; this plan was closed to new members in 2016.

In addition to the defined benefit pension plans, we provide various defined contribution plans to certain groups of employees of the Company and to employees hired after March 31, 2016 who choose to join. Additionally, we provide other tax-deferred savings arrangements, including a Group RRSP and a Group TFSA program, which are accounted for as deferred contribution arrangements.
The Pension Committee of the Board oversees the administration of our registered pension plans, which includes the following principal areas:
•overseeing the funding, administration, communication, and investment management of the plans;
•selecting and monitoring the performance of all third parties performing duties in respect of the plans, including audit, actuarial, and investment management services;
•proposing, considering, and approving amendments to the plans;
•proposing, considering, and approving amendments to the Statement of Investment Policies and Procedures;
•reviewing management and actuarial reports prepared in respect of the administration of the pension plans; and
•reviewing and approving the audited financial statements of the pension plan funds.

The assets of the defined benefit pension plans are held in segregated accounts that are isolated from our assets. They are invested and managed following all applicable regulations and the Statement of Investment Policies and Procedures with the objective of having adequate funds to pay the benefits promised by the plans. Investment and market return risk is managed by:
•contracting professional investment managers to execute the investment strategy following the Statement of Investment Policies and Procedures and regulatory requirements;
•specifying the kinds of investments that can be held in the plans and monitoring compliance;
•using asset allocation and diversification strategies; and
•purchasing annuities from time to time.

The defined benefit pension plans are registered with the Office of the Superintendent of Financial Institutions and are subject to the Federal Pension Benefits Standards Act. Two of the defined contribution pension plans are registered with the Financial Services Regulatory Authority, subject to the Ontario Pension Benefits Act. The plans are also registered with the Canada Revenue Agency and are subject to the Income Tax Act (Canada). The benefits provided under the plans and the contributions to the plans are funded and administered in accordance with all applicable legislation and regulations.

The defined benefit pension plans are subject to certain risks related to contribution increases, inadequate plan surplus, unfunded obligations, and market rates of return, which we mitigate through the governance described above. Any significant changes to these items may affect our future cash flows.

POST-EMPLOYMENT BENEFIT PLAN DETAILS
Below is a summary of the estimated present value of accrued plan benefits and the estimated market value of the net assets available to provide these benefits for our funded defined benefit pension plans.

	As at December 31
(In millions of dollars)	2025	2024

Plan assets, at fair value	2,514	2,385
Accrued benefit obligations	(2,249)	(2,197)

Surplus of plan assets over accrued benefit obligations	265	188
Effect of asset ceiling limit	(53)	(13)

Net deferred pension asset	212	175

Consists of:
Deferred pension asset	217	183
Deferred pension liability	(5)	(8)

Net deferred pension asset	212	175
Below is a summary of our pension fund assets.

	Years ended December 31
(In millions of dollars)	2025	2024

Plan assets, beginning of year	2,385	2,339
Interest income	117	110
Remeasurements, recognized in other comprehensive income and equity	26	101
Contributions by employees	25	25
Contributions by employer	—	5
Benefits paid	(41)	(51)
Impact of annuitization	—	(141)
Plan assets acquired in MLSE Transaction	5	—
Administrative expenses paid from plan assets	(3)	(3)

Plan assets, end of year	2,514	2,385

Below is a summary of the accrued benefit obligations arising from funded obligations.

	Years ended December 31
(In millions of dollars)	2025	2024

Accrued benefit obligations, beginning of year	2,197	2,260
Current service cost	74	86
Past service cost	13	—
Interest cost	107	102
Benefits paid	(41)	(51)
Impact of annuitization	—	(140)
Contributions by employees	25	25
Remeasurements, recognized in other comprehensive income and equity	(126)	(85)

Accrued benefit obligations, end of year	2,249	2,197

Plan assets comprise mainly pooled funds that invest in common stocks and bonds that are traded in an active market. Below is a summary of the fair value of the total pension plan assets by major category.

	As at December 31
(In millions of dollars)	2025	2024

Equity securities	967	1,406
Debt securities	1,502	929
Cash	45	50

Total fair value of plan assets	2,514	2,385

Below is a summary of our net pension expense. Net interest cost is included in "finance costs"; other pension expenses are included in salaries and benefits expense in "operating costs" on the Consolidated Statements of Income.

	Years ended December 31
(In millions of dollars)	2025	2024

Plan cost:
Current service cost	74	86
Past service cost	13	—
Net interest income	(10)	(8)

Net pension expense	77	78
Administrative expense	3	3

Total pension cost recognized in net income	80	81
Net interest income, a component of the plan cost above, is included in "finance costs" and is outlined as follows:

	Years ended December 31
(In millions of dollars)	2025	2024

Interest income on plan assets	(117)	(110)
Interest cost on plan obligation	107	102

Net interest income, recognized in finance costs	(10)	(8)

The remeasurement recognized in the Consolidated Statements of Comprehensive Income is determined as follows:

	Years ended December 31
(In millions of dollars)	2025	2024

Return on plan assets (excluding interest income)	26	101
Change in financial assumptions	119	70
Effect of experience adjustments	7	15
Change in asset ceiling	(40)	(10)

Remeasurement gain, recognized in other comprehensive income and equity	112	176

PURCHASES OF ANNUITIES
In July 2024, our defined benefit pension plans purchased approximately $147 million of annuities from insurance companies for substantially all the retired members in the plans at that time. The aggregate premium for the annuities was funded by selling a corresponding amount of existing assets from the plans. The purchase of the annuities relieves us of primary responsibility for, and eliminates risk associated with, the accrued benefit obligation for the retired members. The annuity purchase required a remeasurement of the pension plan assets and liabilities at the date of purchase. There was no significant impact to net income related to the annuity purchases.

SUPPLEMENTAL DEFINED BENEFIT PLAN DETAILS
We also provide supplemental unfunded defined benefit pensions to certain executives. Below is a summary of our accrued benefit obligations, pension expense included in employee salaries and benefits, net interest cost, remeasurements, and benefits paid.

	Years ended December 31
(In millions of dollars)	2025	2024

Accrued benefit obligation, beginning of year	93	94
Pension expense, recognized in employee salaries and benefits expense	3	4
Net interest cost, recognized in finance costs	5	3
Remeasurement gain, recognized in other comprehensive income	(3)	(1)
Benefits paid	(5)	(7)

Accrued benefit obligation, end of year	93	93

DEFINED CONTRIBUTION PLANS
We also have defined contribution plans with total pension expense of $47 million in 2025 (2024 - $39 million), which is included in employee salaries and benefits expense.
ALLOCATION OF PLAN ASSETS

	Allocation of plan assets		Target asset allocation percentage
	2025	2024

Equity securities:
Domestic	7.7%	12.2%	3% to 13%
International	30.8%	46.7%	27% to 37%
Debt securities	59.7%	39.0%	45% to 75%
Other - cash	1.8%	2.1%	0% to 5%

Total	100.0%	100.0%

Plan assets consist primarily of pooled funds that invest in common stocks and bonds. The pooled funds have investments in our equity securities. As a result, approximately $6 million (2024 - $6 million) of plan assets are indirectly invested in our own securities under our defined benefit plans.

We make contributions to the plans to secure the benefits of plan members and invest in permitted investments using the target ranges established by our Pension Committee, which reviews actuarial assumptions on an annual basis.

Below is a summary of the actual contributions to the plans.

	Years ended December 31
(In millions of dollars)	2025	2024

Employer contribution	—	5
Employee contribution	25	25

Total contribution	25	30

We estimate our 2026 employer contributions to our funded plans to be nil. The actual value will depend on the results of the 2026 actuarial funding valuations. The average duration of the defined benefit obligation as at December 31, 2025 is 16 years (2024 - 17 years).

Plan assets recognized an actual net gain of $140 million in 2025 (2024 - $209 million net gain).